Investment in Weibo (Details) $ in Thousands					1 Months Ended		12 Months Ended			36 Months Ended
	Apr. 17, 2014 USD ($) shares	Apr. 16, 2014 USD ($) shares	Mar. 28, 2014 Vote	Apr. 29, 2013 USD ($) shares	Jun. 30, 2015 USD ($) Partnership	Apr. 30, 2014 shares	Dec. 31, 2016 USD ($) Vote	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Investment in Weibo
Gain (loss) recognized as subsequent change in fair value of investor option liability							$ (28,456)		$ (46,972)
Deemed contribution recognized									76,476
Revenue derived from related parties in advertising and marketing services revenues							138,463	$ 237,295	194,860
Alibaba
Investment in Weibo
Investor option liability		$ 76,500		$ 50,600
Gain (loss) recognized as subsequent change in fair value of investor option liability		$ (47,000)							(47,000)
Revenue derived from related parties in advertising and marketing services revenues							$ 82,000	186,000	126,000	$ 381,000
Weibo
Investment in Weibo
Number of Class A shares converted from Class B shares			1
Weibo | Preferred shares
Investment in Weibo
Shares outstanding | shares		30,046,154
Carrying Amount		$ 479,612
Weibo | Class A ordinary shares
Investment in Weibo
Shares issued from conversion of preferred shares (in shares) | shares						30,046,154
Number of votes each share is entitled to | Vote			1
Proceeds from IPO net of underwriting commissions and offering expenses	$ 301,300
Total share ownership							50.10%
Weibo | Class A ordinary shares | IPO
Investment in Weibo
Number of shares issued (in shares) | shares	19,320,000					19,320,000
Weibo | Class B ordinary shares
Investment in Weibo
Number of votes each share is entitled to | Vote			3
Total share ownership							49.90%
Weibo | Alibaba
Investment in Weibo
Revenue derived from related parties in advertising and marketing services revenues								$ 137,400	$ 107,600
Weibo | Alibaba | Preferred shares
Investment in Weibo
Fair value of preferred shares				481,000
Weibo | Alibaba | Class A ordinary shares
Investment in Weibo
Initial fair value of ordinary shares recognized as non-controlling interest				54,200
Weibo | Alibaba | Class A ordinary shares | IPO
Investment in Weibo
Number of ordinary shares acquired by investor | shares	6,000,000
Weibo | Ali WB | Class A ordinary shares
Investment in Weibo
Number of shares issued (in shares) | shares	6,000,000
Weibo
Investment in Weibo
Deemed contribution recognized	$ 61,200
Voting power (as a percent)							100.00%
Total share ownership							100.00%
Weibo | Class A ordinary shares
Investment in Weibo
Number of vote per share | Vote							1
Weibo | Class B ordinary shares
Investment in Weibo
Shares ownership percentage							49.90%
Voting power (as a percent)							75.00%
Number of vote per share | Vote							3
Weibo | Alibaba
Investment in Weibo
Amount invested in Weibo				$ 585,800
Ownership interest on a fully diluted basis (as a percent)				18.00%
Maximum percentage of ownership interest in subsidiary to be reached under option granted (as a percent)	30.00%			30.00%
Threshold percentage of sale of shares including prior sales considered for expiration of option to increase ownership interest				25.00%
Threshold amount of equity valuation considered to calculate exercise price of option				$ 5,500,000
Deemed contribution recognized	$ 15,300
Weibo | Alibaba | Preferred shares
Investment in Weibo
Number of shares of Weibo's purchased | shares				30,000,000
Weibo | Alibaba | Class A ordinary shares
Investment in Weibo
Number of shares of Weibo's purchased | shares				4,800,000
Ownership interest on a fully diluted basis (as a percent)							31.10%
Number of ordinary shares acquired by investor | shares	29,990,778					29,990,778
Percentage of discount applied on IPO offering price per share to calculate exercise price of option				15.00%
Voting power (as a percent)							15.60%
Weibo | Ali WB | Class A ordinary shares
Investment in Weibo
Number of ordinary shares acquired by investor | shares	21,067,300
Weibo | Others | Class A ordinary shares
Investment in Weibo
Ownership interest on a fully diluted basis (as a percent)							19.00%
Voting power (as a percent)							9.40%
Weibo | Weibo | Ali WB | Class A ordinary shares | Private placement
Investment in Weibo
Number of ordinary shares acquired by investor | shares	2,923,478
Weibo | Company | Alibaba | Class A ordinary shares
Investment in Weibo
Number of ordinary shares acquired by investor | shares	23,990,778
Percentage discount to IPO price applied to the shares acquired	15.00%
Weibo Funds | Weibo
Investment in Weibo
Number of limited liability partnerships transferred | Partnership					2
Fixed cash consideration					$ 22,000
Weibo Funds, one | Weibo
Investment in Weibo
Equity interest transferred (as a percent)					55.00%
Weibo Funds, two | Weibo
Investment in Weibo
Equity interest transferred (as a percent)					85.00%